Assets Held for Sale (Notes)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3. Discontinued Operations Classified as Assets Held for Sale

As discussed in Note 1, Organization and Business, in September 2019, the Company engaged financial advisors and initiated a review of its strategy. In December 2019, the Company announced that it had completed a strategic review process and decided to halt the execution of its growth strategy, cease additional strategic investments and pursue a formal process to unlock value by monetizing our assets and returning net proceeds to stockholders (the “monetization strategy”). The Company further announced in December 2019 that it would explore a variety of potential transactions in connection with the monetization strategy, including a sale of the Company, divestiture of the Company’s assets or businesses, a spin-off transaction, a merger or a combination thereof.

In March 2020, the Company announced its Plan of Liquidation and passed a resolution to seek stockholder approval at its next Annual Meeting of Stockholders to dissolve the Company under Delaware state law in the event that the Board concludes that a whole Company sale is unlikely to maximize the value that can be returned to the stockholders. The Company has not set a definitive timeline for the liquidation and intends to pursue the liquidation strategy in a disciplined and cost-effective manner seeking to maximize the value that can be returned to stockholders. As a result of these actions and subsequent efforts to monetize the Company’s key assets, as well as the sale of these key assets representing a strategic shift in the operations of the Company, the assets held for sale and discontinued operations criteria were met for the Company’s royalty assets (Income Generating Assets segment) and its subsidiary Noden (Pharmaceutical segment) during the first quarter of 2020. The historical financial results of the royalty assets and Noden are reflected in the Company’s consolidated financial statements as discontinued operations, for all periods presented, and assets and liabilities were retrospectively reclassified as assets and liabilities held for sale.

Components of amounts reflected in (Loss) income from discontinued operations are as follows:

	Year Ended December 31,
(in thousands)	2019	2018	2017
Revenues
Product revenue, net	$55,093	$80,796	$69,032
Royalty rights - change in fair value	(31,042)	85,287	159,729
Total revenues	24,051	166,083	228,761
Operating expenses
Cost of product revenue (excluding intangible asset amortization)	36,343	34,906	18,333
Amortization of intangible assets	5,016	14,536	24,057
General and administrative	7,059	11,720	10,268
Sales and marketing	1,675	10,800	14,021
Research and development	(41)	196	5,963
Impairment of intangible assets	22,490	152,330	—
Change in fair value of anniversary payment and contingent consideration	—	(42,000)	349
Total operating expenses	72,542	182,488	72,991
(Loss) income from discontinued operations before income taxes	(48,491)	(16,405)	155,770
Income tax (benefit) expense from discontinued operations	(2,028)	19,689	58,421
(Loss) income from discontinued operations	$(46,463)	$(36,094)	$97,349

The carrying amounts of the major classes of assets reported as “Assets held for sale” consist of the following:

(in thousands)	December 31, 2019	December 31, 2018

Cash and cash equivalents	$24,469	$28,910
Accounts receivable, net	6,993	16,874
Inventory	31,712	14,880
Prepaid and other current assets	7,192	4,480
Property and equipment, net	2,960	3,681
Royalty rights - at fair value	266,196	376,510
Intangible assets, net	10,112	37,618
Other assets	1,819	2,236
Total assets held for sale	$351,453	$485,189

The carrying amounts of the major classes of liabilities reported as “Liabilities held for sale” consist of the following:

(in thousands)	December 31, 2019	December 31, 2018

Accounts payable	$14,695	$10,614
Accrued liabilities	16,400	30,086
Other long-term liabilities	120	—
Total liabilities held for sale	$31,215	$40,700